[FRONT COVER]

                              VANGUARD STAR(TM)FUND

ANNUAL REPORT

OCTOBER 31, 2002

                                                           THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERY DAY
The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================
SUMMARY
* Vanguard STAR Fund returned -6.5% during its 2002 fiscal year, a disappointing result but better than that of the broad stock market.
* A combination of negative factors--lower profits, a fitful economic recovery, and worries about war with Iraq--drove stocks to multiyear lows.
* The fund, which invests about 60% of its assets in stocks and the rest in fixed income securities, held up better than a composite peer-group average.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   6    Fund Profile
   7    Glossary of Investment Terms
   8    Performance Summary
   9    Your Fund's After-Tax Returns
  10    Financial Statements
  17    Advantages of Vanguard.com
================================================================================

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During a 12-month period that was dismal for stocks but good for bonds, Vanguard(R) STAR(TM) Fund returned -6.5%. Because a majority of its assets are invested in stock mutual funds, the STAR Fund's return was closer to the -13.4% decline of the broad U.S. stock market than to the 5.9% advance of the broad bond market.

     The table below presents the fund's total return (capital change plus reinvested distributions) for its 2002 fiscal year, along with the returns of a composite of three fund groups weighted to reflect STAR's investment guidelines and of a similarly weighted composite of unmanaged indexes. The Market Barometer table on page 2 shows results for the individual indexes that make up the STAR Composite Index.

================================================================================
2002 TOTAL RETURNS                                             FISCAL YEAR ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
VANGUARD STAR FUND                                                         -6.5%
Composite Fund Average*                                                    -8.4
STAR Composite Index*                                                      -6.5
--------------------------------------------------------------------------------
*The STAR Composite Index is weighted 62.5% Wilshire 5000 Total Market Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month U.S. Treasury Bill Index. The Composite Fund Average, which is derived from data provided by Lipper Inc., is similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, respectively.
================================================================================

     Details on the fund's performance, including the change in its net asset value and its per-share distributions to shareholders during the year, can be found in the table on page 5. If you own Vanguard STAR Fund in a taxable account, please see page 9 for the fund's after-tax returns.

STOCKS FALTER; THE FED CUTS INTEREST RATES
Weak corporate earnings, several accounting scandals, a tepid economy, and talk of war with Iraq plagued the stock market, with broad indexes hitting multiyear lows in early October. A strong rebound in the final weeks of the fiscal year mitigated some of the damage, but the overall U.S. equity market, as measured by the Wilshire 5000 Total Market Index, posted a 12-month return of -13.4%.

     The decline was widespread, but smaller companies held up better than large companies. And value stocks--those considered "cheap" when measured against earnings, book value, or other standards--lost less ground than growth issues.

     International markets did not provide much shelter. Stocks outside the United States, as measured by the Morgan Stanley Capital International All Country World Index Free ex USA, declined -10.9% overall in U.S. dollar terms. That figure would have been worse had it not been for the emerging markets, which defied the trend by providing positive returns as a group.

     The U.S. economy recovered from 2001's recession, but its expansion was less than robust. Nevertheless, in a promising sign, business spending on computer hardware and software grew modestly in the second half of the fiscal year after a lengthy period of steep declines. And corporate profits in the third calendar quarter of 2002 were, on average, up modestly from the weak numbers reported a year earlier.

     Meanwhile, near-stable prices allowed the Federal Reserve Board to continue cutting interest rates to spur the economy. Early in the fiscal year, the Fed twice cut its target for the federal funds rate--the interest charged on overnight loans between banks--by a total of 75 basis points (0.75 percentage point), to 1.75%, the lowest level in four decades. (Just after the fiscal year-end, the Fed made yet another cut, bringing the target rate to 1.25%.)

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2002
                                                 -------------------------------
                                                 ONE          THREE         FIVE
                                                YEAR          YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               -14.6%         -11.7%         0.7%
Russell 2000 Index (Small-caps)               -11.6           -3.2         -1.7
Wilshire 5000 Index (Entire market)           -13.4          -11.3          0.1
MSCI All Country World Index Free
 ex USA (International)                       -10.9          -13.1         -3.0
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                     5.9%           9.2%         7.4%
 (Broad taxable market)
Lehman 10 Year Municipal Bond Index             6.2            8.2          6.3
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                       1.9            4.1          4.4
================================================================================
CPI
Consumer Price Index                            2.0%           2.5%         2.3%
================================================================================

DOWNGRADES AND DEFAULTS RISE, BUT BONDS POST SOLID RETURNS
Bonds generated respectable returns, with the Lehman Aggregate Bond Index--a proxy for taxable investment-grade bonds--gaining 5.9%. But corporate issues were dogged by downgrades and defaults. For every issuer that received a higher credit rating during the third calendar quarter of 2002, five saw downgrades, according to Moody's Investors Service. And through June 30, 40% of all high-yield "junk" bonds issued in 1997, 1998, and 1999 were in default, according to Fitch Ratings.

     The credit problems in the corporate sector made government and agency securities, which have essentially no (or very little) credit risk, especially appealing to investors, and they posted the bond market's highest returns. In early October, the yield of the 10-year U.S. Treasury note fell to 3.61%--its lowest level in more than 40 years. (Yields move in the opposite direction from bond prices.) At the fiscal year-end, the 10-year Treasury's yield was 3.89%, down 34 basis points from the start of the period. The yield of the 3-month Treasury bill, which is most sensitive to the Fed's moves, ended 56 basis points lower, at 1.45%.

EQUITIES SLUMPED, BUT STAR'S DIVERSIFICATION HELPED
Vanguard STAR Fund's fiscal-year return of -6.5% was disappointing on an absolute basis. In a very difficult market for equities, the fund's balanced approach to investing did not immunize investors from a decline, but it helped them to avoid a much sharper drop. Naturally, the fund did not decline as much as the worst-performing asset class nor did it gain as much as the best performer. This is the essence of balanced investing.

     During the fiscal year, STAR's underlying stock funds turned in poor absolute results, with seven of the eight equity investments recording double-digit declines. Only VANGUARD(R) INTERNATIONAL VALUE FUND kept its decline to single digits, falling -6.8%.

     By far, the biggest disappointment was the performance of VANGUARD(R) U.S. GROWTH FUND, which returned -25.6%, trailing the broad stock market by more than 12 percentage points. The STAR Fund's broad diversification--it owns 11 Vanguard funds--limited the damage caused by U.S. Growth Fund, which accounted for just 4% of STAR's assets on October 31.

     VANGUARD(R) WINDSOR(TM) II FUND, a value-oriented fund that accounted for more than one-fifth of STAR's assets, performed poorly on an absolute basis but notably better than the broad stock market. VANGUARD(R) WINDSOR(TM) FUND, another value-oriented fund, underperformed the market in part because of its holdings in WorldCom and Adelphia--two companies victimized by frauds perpetrated by executives.

     On the fixed income side, VANGUARD(R) GNMA FUND earned an excellent 6.8% during the fiscal year. Our two corporate bond funds posted solid returns, although declines in prices of corporate issues offset some of the income earned during the period.

================================================================================
                                                                   TOTAL RETURNS
VANGUARD FUND                          PERCENTAGE OF             12 MONTHS ENDED
(INVESTOR SHARES)                       STAR ASSETS*            OCTOBER 31, 2002
--------------------------------------------------------------------------------
STOCK FUNDS
  Windsor II                                   21.5%                      -12.5%
  Windsor                                      11.8                       -14.5
  International Growth                          6.2                       -11.5
  International Value                           6.1                        -6.8
  Morgan Growth                                 4.5                       -13.6
  PRIMECAP                                      4.3                       -15.1
  Explorer(TM)                                  4.1                       -13.9
  U.S. Growth                                   4.0                       -25.6
--------------------------------------------------------------------------------
BOND FUNDS
  Long-Term Corporate                          12.6%                        3.9%
  GNMA                                         12.5                         6.8
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
  Short-Term Corporate                         12.4%                        2.8%
--------------------------------------------------------------------------------
COMBINED                                      100.0%                       -6.5%
--------------------------------------------------------------------------------
*As of October 31, 2002.
================================================================================

OVER THE PAST DECADE, A STOCK-LIKE RETURN WITH LOWER RISK
The past 12 months were one of the toughest periods on record for stock market investors and for the STAR Fund. But a longer-term view provides some perspective.

As you can see in the adjacent table, over the past ten years Vanguard STAR Fund has provided an annualized return of 9.5%, a result well ahead of those of its comparative measures and even a hair better than that of the broad stock market.

================================================================================
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                                OCTOBER 31, 2002
                                                  ------------------------------
                                                   AVERAGE        FINAL VALUE OF
                                                    ANNUAL             A $10,000
                                                    RETURN    INITIAL INVESTMENT
--------------------------------------------------------------------------------
STAR Fund                                             9.5%               $24,833
Composite Fund Average                                7.3                 20,274
STAR Composite Index                                  8.6                 22,798
Wilshire 5000 Index                                   9.4                 24,463
================================================================================

     STAR Fund's record over the decade is notable for two reasons. First, its return edged out that of the Wilshire 5000, which is more volatile than STAR and thus should be expected to deliver higher returns over the long run. Second, the fund outpaced its benchmark composite index, which is not burdened with the operating and administrative costs that STAR's underlying investments must bear.

     STAR has no expenses of its own, but shareholders incur a portion of the expenses of the underlying funds. In fiscal 2002, the STAR Fund had an effective expense ratio (annualized operating costs as a percentage of average net assets) of 0.40%, or $4.00 per $1,000 invested. By way of comparison, STAR's average competitor charged 1.33% of assets--more than three times as much.

     We must point out that there is no guarantee that the STAR Fund will continue to provide such strong performance, either on an absolute basis or relative to its comparative standards. However, we are confident that the fund's balanced approach to investing and its low costs will continue to make it an excellent choice for prudent, patient investors who are interested in building wealth over the long term.

================================================================================
OVER TEN YEARS, THE STAR FUND OUTPERFORMED ALL ITS BENCHMARKS AND THE BROAD STOCK MARKET.
================================================================================

FOCUS ON THE PLAN, NOT PERFORMANCE
For almost three years, the declining stock market has been a source of anxiety for investors. The most counterproductive approach to these worries would be to panic and abandon stocks. Investing takes time and perspective. To put it another way, we need the ability to withstand the stock market's downs in order to profit from its ups. It seems like quite a while since investors have enjoyed the ups, but stocks will enjoy better days. Unfortunately, no one can say when.

     A wise approach to this uncertainty is to develop and stick with a sensible long-term investment plan, one that includes a mix of stock, bond, and money market funds in proportions suited to your circumstances and your goals. Vanguard STAR Fund can go a long way toward making sure that you have a diversified plan--and that you remain diversified regardless of the performance of the various asset classes. By focusing on your goals, and ignoring the financial markets' daily moves, you enhance your prospects of success.

     We thank you for entrusting your assets to us, and for your steadfastness in these difficult equity markets.


SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

November 11, 2002

================================================================================
Your Fund's Performance at a Glance            October 31, 2001-October 31, 2002
                                                         Distributions Per Share
                                                       -------------------------
                                 Starting       Ending      Income       Capital
                              Share Price  Share Price   Dividends         Gains
--------------------------------------------------------------------------------
STAR Fund                          $15.92       $14.41      $0.500        $0.015
================================================================================

FUND PROFILE                                              AS OF OCTOBER 31, 2002

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds.

STAR FUND
----------------------------------------
FINANCIAL ATTRIBUTES

Yield                               3.3%
Expense Ratio                         0%
Average Weighted Expense Ratio*    0.40%
----------------------------------------

----------------------------------------
EQUITY INVESTMENT FOCUS

STYLE - VALUE
MARKET CAP - LARGE
----------------------------------------

----------------------------------------
VOLATILITY MEASURES

                                   BROAD
                        FUND     INDEX**
----------------------------------------
R-Squared               0.78        1.00
Beta                    0.48        1.00
----------------------------------------

----------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

STOCK FUNDS
  Windsor II                       21.5%
  Windsor                          11.8
  International Growth              6.2
  International Value               6.1
  Morgan Growth                     4.5
  PRIMECAP                          4.3
  Explorer                          4.1
  U.S. Growth                       4.0
BOND FUNDS
  Long-Term Corporate              12.6%
  GNMA                             12.5
SHORT-TERM INVESTMENTS
  Short-Term Corporate             12.4%
----------------------------------------
Total                             100.0%
----------------------------------------

-------------------------------------------
FIXED INCOME INVESTMENT FOCUS

AVERAGE MATURITY - MEDIUM
CREDIT QUALITY - INVESTMENT-GRADE CORPORATE
-------------------------------------------

-------------------------------------------
FUND ASSET ALLOCATION

SHORT-TERM INVESTMENTS      12%
BONDS                       25
STOCKS                      63
-------------------------------------------

                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.

*For underlying funds; annualized.
**Wilshire 5000 Index.

================================================================================
GLOSSARY OF INVESTMENT TERMS
AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
================================================================================

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

STAR Fund
=========================================================================================================================
CUMULATIVE PERFORMANCE October 31, 1992-October 31, 2002
             STAR Fund     STAR Composite Average  STAR Composite Index  Wilshire 5000 Index  Lehman Aggregate Bond Index
            -----------    ----------------------  --------------------  -------------------  ---------------------------
199210         10000              10000                   10000                 10000                    10000
199301         10592              10623                   10554                 10730                    10356
199304         10761              10657                   10652                 10746                    10655
199307         11121              10999                   10969                 11132                    10924
199310         11548              11533                   11441                 11778                    11187
199401         11839              11849                   11720                 12167                    11304
199404         11306              11309                   11164                 11464                    10746
199407         11532              11298                   11312                 11601                    10934
199410         11716              11636                   11575                 12073                    10776
199501         11770              11543                   11649                 12043                    11043
199504         12683              12297                   12478                 13172                    11531
199507         13567              13333                   13497                 14631                    12039
199510         14078              13609                   13952                 15183                    12463
199601         15096              14311                   14872                 16515                    12914
199604         15539              14940                   15280                 17408                    12528
199607         15347              14528                   15018                 16780                    12706
199610         16528              15552                   16141                 18493                    13192
199701         17748              16496                   17319                 20540                    13335
199704         17781              16165                   17346                 20478                    13416
199707         20147              18474                   19788                 24700                    14073
199710         20158              18581                   19749                 24336                    14365
199801         20844              18962                   20629                 25736                    14765
199804         22820              20585                   22485                 29335                    14880
199807         22360              20072                   22433                 28908                    15181
199810         22020              19403                   22287                 27935                    15706
199901         23735              21418                   24772                 32756                    15958
199904         24934              21928                   25511                 34358                    15813
199907         24687              22246                   25389                 34213                    15559
199910         24370              22445                   25950                 35107                    15790
200001         24432              23884                   27018                 37417                    15663
200004         25858              24984                   27684                 38416                    16012
200007         26166              25148                   27721                 37921                    16487
200010         27406              25578                   28001                 37953                    16942
200101         28467              25372                   27588                 36101                    17827
200104         28137              24165                   26251                 32988                    17994
200107         28204              23880                   26110                 32216                    18580
200110         26569              22143                   24387                 28249                    19409
200201         27628              23311                   25585                 30573                    19175
200204         27747              23158                   25254                 29730                    19405
200207         25040              20568                   22944                 25109                    19979
200210         24833              20274                   22839                 24463                    20552
=========================================================================================================================

                                     AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2002
                                   ------------------------------    FINAL VALUE
                                   ONE          FIVE          TEN   OF A $10,000
                                  YEAR         YEARS        YEARS     INVESTMENT
--------------------------------------------------------------------------------
STAR Fund                       -6.53%         4.26%        9.52%        $24,833
Composite Fund Average*         -8.44          1.76         7.32          20,274
STAR Composite Index**          -6.52          2.91         8.59          22,798
Wilshire 5000 Index            -13.40          0.10         9.36          24,463
Lehman Aggregate Bond Index      5.89          7.43         7.47          20,551
--------------------------------------------------------------------------------

FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002

                                    STAR FUND                         COMPOSITE*
FISCAL                  CAPITAL        INCOME      TOTAL                   TOTAL
YEAR                     RETURN        RETURN     RETURN                  RETURN
--------------------------------------------------------------------------------
1993                      11.1%          4.4%      15.5%                   15.3%
1994                      -2.0           3.5        1.5                     0.9
1995                      15.7           4.5       20.2                    17.0
1996                      13.1           4.3       17.4                    14.3
1997                      17.9           4.1       22.0                    19.5
1998                       5.8           3.4        9.2                     4.4
1999                       7.3           3.4       10.7                    15.7
2000                       8.6           3.9       12.5                    14.0
2001                      -6.4           3.3       -3.1                   -13.4
2002                      -9.4           2.9       -6.5                    -8.4
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS for periods ended September 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                        ONE     FIVE    ------------------------
                     INCEPTION DATE    YEAR    YEARS    CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
STAR Fund                 3/29/1985  -7.85%    3.19%      5.40%    3.72%   9.12%
--------------------------------------------------------------------------------
*Composite Fund Average is 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; derived from data provided by Lipper Inc.
**STAR Composite Index is 62.5% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.
Note: See Financial Highlights table on page 14 for dividend and capital gains information.

================================================================================
YOUR FUND'S AFTER-TAX RETURNS
This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

-----------------------------------------------------------------------------------------------------
Average Annual Total Returns                                          Periods Ended October 31, 2002
                                                                   One Year    Five Years   Ten Years
                                                                 ------------------------------------
STAR Fund
Returns Before Taxes                                                 -6.53%         4.26%       9.52%
Returns After Taxes on Distributions                                 -7.69          1.54        6.84
Returns After Taxes on Distributions and Sale of Fund Shares         -3.95          2.56        6.82
-----------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS                                      As of October 31, 2002
STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          Market
                                                                          Value*
STAR Fund                                               Shares             (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
--------------------------------------------------------------------------------
Stock Funds (62.4%)
Vanguard Windsor II Fund Investor Shares            73,779,506        $1,539,778
Vanguard Windsor Fund Investor Shares               72,337,673           854,308
Vanguard International Growth Fund Investor Shares  36,313,333           443,749
Vanguard International Value Fund                   23,317,218           441,162
Vanguard Morgan Growth Fund Investor Shares         28,856,760           327,236
Vanguard PRIMECAP Fund Investor Shares               8,137,804           312,980
Vanguard Explorer Fund Investor Shares               6,690,733           298,407
Vanguard U.S. Growth Fund Investor Shares           22,820,222           287,991
                                                                      ----------
                                                                       4,505,611
                                                                      ----------
Bond Funds (25.1%)
Vanguard Long-Term Corporate Fund Investor Shares  102,630,480           909,306
Vanguard GNMA Fund Investor Shares                  84,086,984           902,253
                                                                      ----------
                                                                       1,811,559
                                                                      ----------
Short-Term Bond Fund (12.4%)
Vanguard Short-Term Corporate Fund Investor Shares  83,930,165           898,053
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $7,139,020)                                                     7,215,223
--------------------------------------------------------------------------------

                                                          FACE            MARKET
                                                        AMOUNT            VALUE*
                                                         (000)             (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  1.92%, 11/1/2002
  (Cost $9,069)                                         $9,069             9,069
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $7,148,089)                                                    7,224,292
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                             21,490
Liabilities                                                             (20,865)
                                                                      ----------
                                                                             625
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 501,538,335 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                   $7,224,917
================================================================================
NET ASSET VALUE PER SHARE                                                $14.41
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                         Amount              Per
                                                          (000)            Share
--------------------------------------------------------------------------------
Paid-in Capital                                     $7,092,374           $14.15
Undistributed Net Investment Income                     65,994              .13
Accumulated Net Realized Losses--Note D                 (9,654)            (.02)
Unrealized Appreciation--Note D                         76,203              .15
--------------------------------------------------------------------------------
NET ASSETS                                          $7,224,917           $14.41
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                       STAR FUND
                                                     YEAR ENDED OCTOBER 31, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Income Distributions Received                                       $ 242,626
  Interest                                                                  297
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                                           242,923
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received*                                   37,068
  Investment Securities Sold                                            (38,092)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                 (1,024)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                                             (768,331)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(526,432)
================================================================================
*Includes short-term gain distributions of $8,501,000 that are treated as ordinary income for tax purposes.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-------------------------------------------------------------------------------------------------
                                                                     STAR FUND
                                              ---------------------------------------------------

                                                   YEAR ENDED         JAN. 1 TO        YEAR ENDED
                                                OCT. 31, 2002    OCT. 31, 2001*     DEC. 31, 2000
                                                        (000)             (000)             (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                            $ 242,923         $ 197,680         $ 280,565
  Realized Net Gain (Loss)                            (1,024)            3,137           675,183
  Change in Unrealized Appreciation (Depreciation)  (768,331)         (574,742)         (143,321)
-------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       (526,432)         (373,925)          812,427
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                             (249,806)         (126,226)         (276,755)
  Realized Capital Gain**                             (7,404)         (391,623)         (699,160)
-------------------------------------------------------------------------------------------------
    Total Distributions                             (257,210)         (517,849)         (975,915)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
  Issued                                             829,839           729,966           539,595
  Issued in Lieu of Cash Distributions               249,706           505,292           950,873
  Redeemed                                          (921,447)         (611,784)       (1,295,288)
-------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                     158,098           623,474           195,180
-------------------------------------------------------------------------------------------------
Total Increase (Decrease)                           (625,544)         (268,300)           31,692
-------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              7,850,461         8,118,761         8,087,069
-------------------------------------------------------------------------------------------------
  End of Period                                   $7,224,917        $7,850,461        $8,118,761
=================================================================================================

1Shares Issued (Redeemed)
  Issued                                              52,263            42,913            29,873
  Issued in Lieu of Cash Distributions                15,698            30,921            53,739
  Redeemed                                           (59,546)          (36,447)          (71,958)
-------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares Outstanding      8,415            37,387            11,654
=================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $7,404,000, $4,607,000, and $68,922,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

STAR Fund
----------------------------------------------------------------------------------------------------------------
                                                 Year Ended     Jan. 1 to         YEAR ENDED DECEMBER 31,
For a Share Outstanding                            Oct. 31,      Oct. 31,     ----------------------------------
Throughout Each Period                                 2002         2001*     2000      1999      1998      1997
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $15.92        $17.81   $18.21    $17.96    $17.38    $15.86
----------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .480           .41      .65       .60       .58       .60
  Capital Gain Distributions Received                 .181            --     1.07      1.13       .86      1.06
  Net Realized and Unrealized Gain (Loss)
    on Investments                                  (1.656)        (1.19)     .17      (.47)      .70      1.65
----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 (.995)         (.78)    1.89      1.26      2.14      3.31
----------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.500)         (.26)    (.64)     (.61)     (.58)     (.59)
  Distributions from Realized Capital
    Gains                                            (.015)         (.85)   (1.65)     (.40)     (.98)    (1.20)
----------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.515)        (1.11)   (2.29)    (1.01)    (1.56)    (1.79)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $14.41        $15.92   $17.81    $18.21    $17.96    $17.38
----------------------------------------------------------------------------------------------------------------
Total Return                                         -6.53%        -4.47%   10.96%     7.13%    12.38%    21.15%
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $7,225        $7,850   $8,119    $8,087    $8,083    $7,355
  Ratio of Total Expenses to
    Average Net Assets--Note B                           0%            0%       0%        0%        0%        0%
  Ratio of Net Investment Income to
    Average Net Assets                                3.07%       2.91%**    3.57%     3.21%     3.18%     3.46%
  Portfolio Turnover Rate                               12%            6%      17%       10%       16%       15%
================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization value U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. Valuation: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

     4. Repurchase Agreements: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended October 31, 2002, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. During the year ended October 31, 2002, the fund purchased $1,111,738,000 of investment securities and sold $926,009,000 of investment securities other than temporary cash investments.

D. At October 31, 2002, the fund had available a capital loss carryforward of $9,526,000 to offset future net capital gains through October 31, 2010.

     At October 31, 2002, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $76,203,000, consisting of unrealized gains of $575,788,000 on securities that had risen in value since their purchase and $499,585,000 in unrealized losses on securities that had fallen in value since their purchase.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF VANGUARD STAR FUND:
In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (the "Fund") at October 31, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

December 4, 2002

================================================================================
SPECIAL 2002 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD STAR FUND

This information for the fiscal year ended October 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     For corporate shareholders, 23.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
================================================================================

INVESTING IS FAST AND EASY ON VANGUARD.COM
If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it's getting better all the time.

MANAGE YOUR INVESTMENTS WITH EASE
Log on to Vanguard.com and:
* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
*    Check your overall asset allocation, no matter where your assets are held.
*    Compare your holdings with industry benchmarks.
*    Analyze your personal performance.
* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)
* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE
Go to our PLANNING & Advice and RESEARCH FUNDS & Stocks sections and:
* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
*    Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.


Find out what Vanguard.com can do for you. Log on today!

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock
  Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
  Index Fund
Institutional Index Fund
Institutional Total Stock Market
  Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
  Appreciation Fund
Tax-Managed Growth and
  Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
  Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative
  Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
  Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market
  Index Fund
Insured Long-Term
  Tax-Exempt Fund
Intermediate-Term Bond
  Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term
  Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money
  Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small-Cap Index Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

===========================================================================================================================
NAME                          POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)               (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE         OVERSEEN BY TRUSTEE/OFFICER)              PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*              Chairman of the Board,                    Chairman of the Board, Chief Executive Officer, and
(1954)                        Chief Executive Officer,                  Director/Trustee of The Vanguard Group, Inc., and
May 1987                      and Trustee                               of each of the investment companies served by The
                              (112)                                     Vanguard Group.
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS              Trustee                                   The Partners of '63 (pro bono ventures in
(1937)                        (112)                                     education); Senior Adviser to Greenwich Associates
January 2001                                                            (international business strategy consulting);
                                                                        Successor Trustee of Yale University; Overseer of
                                                                        the Stern School of Business at New York University
                                                                        ; Trustee of the Whitehead Institute for Biomedical
                                                                        Research.
---------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA                Trustee                                   Chairman and Chief Executive Officer (since October
(1945)                        (90)                                      1999), Vice Chairman (January-September 1999), and
December 2001                                                           Vice President (prior to September 1999) of Rohm
                                                                        and Haas Co. (chemicals); Director of Technitrol,
                                                                        Inc. (electronic components), and Agere Systems
                                                                        (communications components); Board Member of the
                                                                        American Chemistry Council; Trustee of Drexel
                                                                        University.
---------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN        Trustee                                   Vice President, Chief Information Officer, and
(1950)                        (112)                                     Member of the Executive Committee of Johnson &
July 1998                                                               Johnson (pharmaceuticals/consumer products);
                                                                        Director of the Medical Center at Princeton and
                                                                        Women's Research and Education Institute.
---------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL             Trustee                                   Chemical Bank Chairman's Professor of Economics,
(1932)                        (110)                                     Princeton University; Director of Vanguard
May 1977                                                                Investment Series plc (Irish investment fund)
                                                                        (since November 2001), Vanguard Group (Ireland)
                                                                        Limited (Irish investment management firm) (since
                                                                        November 2001), Prudential Insurance Co. of America
                                                                        , BKF Capital (investment management), The Jeffrey
                                                                        Co. (holding company), and NeuVis, Inc. (software
                                                                        company).
---------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.         Trustee                                   Chairman, President, Chief Executive Officer, and
(1941)                        (112)                                     Director of NACCO Industries, Inc. (forklift trucks
January 1993                                                            /housewares/lignite); Director of Goodrich
                                                                        Corporation (industrial products/aircraft systems
                                                                        and services); Director of Standard Products
                                                                        Company (a supplier for the automotive industry)
                                                                        until 1998.
---------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON            Trustee                                   Retired Chairman and Chief Executive Officer of
(1936)                        (112)                                     Rohm and Haas Co. (chemicals); Director of Cummins
April 1985                                                              Inc. (diesel engines), The Mead Corp. (paper
                                                                        products), and AmerisourceBergen Corp.
                                                                        (pharmaceutical distribution); Trustee of
                                                                        Vanderbilt University.
---------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

===========================================================================================================================
NAME                          POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)               (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE         OVERSEEN BY TRUSTEE/OFFICER)              PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON             Secretary                                 Managing Director and General Counsel of The
(1951)                        (112)                                     Vanguard Group, Inc. (since September 1997);
June 2001                                                               Secretary of The Vanguard Group and of each of the
                                                                        investment companies served by The Vanguard Group;
                                                                        Principal of The Vanguard Group (prior to September
                                                                        1997).
---------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS             Treasurer                                 Principal of The Vanguard Group, Inc.; Treasurer of
(1957)                        (112)                                     each of the investment companies served by The
July 1998                                                               Vanguard Group.
---------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
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investing in the fund.

All other marks are the exclusive property of their respective owners.

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FOR MORE INFORMATION
This report is intended for the fund's  shareholders.  It may not be distributed
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                                                       Corporation, Distributor.

                                                                     Q560 122002

[FRONT COVER]

                        VANGUARD(R)LIFESTRATEGY FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

                                               VANGUARD LIFESTRATEGY INCOME FUND
                                  VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND
                                      VANGUARD LIFESTRATEGY MODERATE GROWTH FUND
                                               VANGUARD LIFESTRATEGY GROWTH FUND


                                                           THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERY DAY
The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================
SUMMARY
* Each of the four Vanguard LifeStrategy Funds recorded a negative return during the 12 months ended October 31, 2002.
* A combination of factors--lower profits, accounting scandals, a fitful economic recovery, and worries about war and terrorism--drove stocks to multiyear lows during the fiscal year.
* The funds, which hold different mixes of stocks and fixed income investments, performed well compared with their average mutual fund peers, but came up short relative to their unmanaged index benchmarks.

--------------------------------------------------------------------------------
CONTENTS
    1     Letter from the Chairman
    7     Fund Profiles
   11     Glossary of Investment Terms
   12     Performance Summaries
   16     Your Fund's After-Tax Returns
   17     Financial Statements
================================================================================

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During the 2002 fiscal year, which was a difficult 12 months for stocks both in the United States and abroad, the Vanguard(R) LifeStrategy(R) Funds recorded negative total returns. As you would expect, the fund with the smallest commitment to stocks (the Income Fund) recorded the smallest decline, while the fund with the biggest equity stake (the Growth Fund) registered the largest drop.

     Each of the funds held up better than its average mutual fund peer. However, our record versus the unmanaged index benchmarks that we use to gauge our performance was subpar, primarily because our funds held a bit more in stocks than their index standards, and the Total Bond Market Index Fund lagged its target.

     The adjacent table compares the total return (capital change plus reinvested dividends) of each fund with the result of its index benchmark--a composite made up of indexes that are weighted to reflect the target asset allocation of the fund. (The table on page 4 compares the returns of our funds with those of their mutual fund peers.)

================================================================================
2002 TOTAL RETURNS                                             FISCAL YEAR ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
VANGUARD(R)LIFESTRATEGY(R)INCOME FUND                                      -0.8%
Income Composite Index*                                                     1.3
--------------------------------------------------------------------------------
VANGUARD(R)LIFESTRATEGY(R)CONSERVATIVE GROWTH FUND                         -4.1%
Conservative Growth Composite Index*                                       -2.5
--------------------------------------------------------------------------------
VANGUARD(R)LIFESTRATEGY(R)MODERATE GROWTH FUND                             -7.3%
Moderate Growth Composite Index*                                           -5.5
--------------------------------------------------------------------------------
VANGUARD(R)LIFESTRATEGY(R)GROWTH FUND                                     -10.9%
Growth Composite Index*                                                    -9.4
================================================================================
*Total returns for the composite indexes are derived by applying the funds' target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month Treasury Bill Index.

     Finally, the table that follows this letter presents the funds' per-share distributions during the period, their starting and ending net asset values, and their annualized yields on October 31. None of the funds made capital gains distributions.

================================================================================
IF YOU OWN A LIFESTRATEGY FUND IN A TAXABLE ACCOUNT, YOU MAY WISH TO SEE PAGE 16 FOR A REPORT ON THE FUNDS' AFTER-TAX RETURNS.
================================================================================

STOCKS FALTERED; THE FED CUT INTEREST RATES
Weak corporate earnings, accounting scandals, a tepid economy, and talk of war with Iraq plagued the stock market, with broad indexes hitting multiyear lows in early October. A strong rebound in the final weeks of the fiscal year mitigated some of the damage, but the overall U.S. equity market, as measured by the Wilshire 5000 Total Market Index, posted a 12-month return of -13.4%.

     The decline was widespread, but smaller companies held up better than large companies. And value stocks--those considered "cheap" when measured against earnings, book value, or other standards--lost less ground than growth issues.

     International markets did not provide much shelter. Stocks outside the United States, as measured by the Morgan Stanley Capital International All Country World Index Free ex USA, declined -10.9% overall in U.S. dollar terms. That figure would have been worse had it not been for the emerging markets, which defied the trend by providing positive returns as a group.

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                             ONE          THREE         FIVE
                                            YEAR          YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)            -14.6%         -11.7%         0.7%
Russell 2000 Index (Small-caps)            -11.6           -3.2         -1.7
Wilshire 5000 Index (Entire market)        -13.4          -11.3          0.1
MSCI All Country World Index Free
  ex USA (International)                   -10.9          -13.1         -3.0
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                  5.9%           9.2%         7.4%
 (Broad taxable market)
Lehman 10 Year Municipal Bond Index          6.2            8.2          6.3
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                    1.9            4.1          4.4
--------------------------------------------------------------------------------
CPI
Consumer Price Index                         2.0%           2.5%         2.3%
================================================================================

     The U.S. economy recovered from 2001's recession, but economic expansion was less than typically experienced when emerging from a recession. Nevertheless, in a promising sign, business spending on computer hardware and software grew modestly in the second half of the fiscal year after a lengthy period of steep declines. And corporate profits in the third calendar quarter of 2002 were, on average, up modestly from the weak numbers reported a year earlier.

     Meanwhile, near-stable prices allowed the Federal Reserve Board to continue cutting interest rates to spur the economy. Early in the fiscal year, the Fed twice cut its target for the federal funds rate--the interest charged on overnight loans between banks--by a total of 75 basis points (0.75 percentage point), to 1.75%, the lowest level in four decades. (Just after the fiscal year-end, the Fed made yet another cut, bringing the target rate to 1.25%.)

DOWNGRADES AND DEFAULTS ROSE, BUT BONDS POSTED SOLID RETURNS
Bonds generated respectable returns, with the Lehman Brothers Aggregate Bond Index--a proxy for taxable investment-grade bonds--gaining 5.9%. But corporate issues were dogged by downgrades and defaults. For every issuer that received a higher credit rating during the third calendar quarter of 2002, five saw downgrades, according to Moody's Investors Service. And through

June 30, 40% of all high-yield "junk" bonds issued in 1997, 1998, and 1999 were in default, according to Fitch Ratings.

     The credit problems in the corporate sector made government and agency securities, which have essentially no (or very little) credit risk, especially appealing to investors, and they posted the bond market's highest returns. In early October, the yield of the 10-year U.S. Treasury note fell to 3.61%--its lowest level in more than 40 years. (Yields move in the opposite direction from bond prices.) At the fiscal year-end, the 10-year Treasury's yield was 3.89%, down 34 basis points from the start of the period. The yield of the 3-month Treasury bill, which is most sensitive to the Fed's moves, ended 56 basis points lower at 1.45%.

================================================================================
FOR THE GROWTH FUND, A SMALL STAKE IN BONDS HELPED THE FUND AVOID THE FULL IMPACT OF THE STOCK MARKET'S DECLINE.
================================================================================

DURING FISCAL 2002, HOLDING MORE STOCKS MEANT A DEEPER DECLINE
During the 12 months ended October 31, the Income Fund's conservative posture--it aims to hold about 20% of its assets in stocks--helped it record the highest return of the four LifeStrategy Funds. However, the sharp decline in stocks pulled the fund's return down and resulted in a loss for the fiscal year. For the Growth Fund--the most aggressive of our offerings--a small stake in bonds helped the fund avoid the full impact of the stock market's 12-month decline. However, the fund's -10.9% total return was, by far, the lowest of the four funds.

     As you know, the LifeStrategy Funds invest in other Vanguard mutual funds--primarily index funds designed to mirror the performance of the broad market--to achieve their mix of assets. The results of these underlying funds in the fiscal year ranged from 4.0% for VANGUARD(R) TOTAL BOND MARKET INDEX FUND, which accounts for about half of the assets of the Income Fund, to a disappointing -13.5% for VANGUARD(R) TOTAL STOCK MARKET INDEX FUND, which accounts for about half of the assets of the Growth Fund. Naturally, none of the

============================================================================================
TARGET AND ACTUAL ASSET ALLOCATIONS                       PERCENTAGES AS OF OCTOBER 31, 2002
--------------------------------------------------------------------------------------------
                                                                              SHORT-TERM
                                STOCKS*                BONDS                 INVESTMENTS
--------------------------------------------------------------------------------------------
LIFESTRATEGY FUND         TARGET    ACTUAL       TARGET    ACTUAL         TARGET      ACTUAL
--------------------------------------------------------------------------------------------
Income                     20%        30%         60%       50%            20%         20%
Conservative Growth        40         50          40        30             20          20
Moderate Growth            60         70          40        30              0           0
Growth                     80         90          20        10              0           0
============================================================================================

*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

funds declined as much as the worst-performing asset class or gained as much as the best-performing one. This is the essence of balanced investing.

     A significant weighting in bonds helped the performances of our two most conservative funds. However, it's important to note that the decline in interest rates during the period resulted in lower yields for all of our funds. The yield of the Income Fund stood at 4.84% on October 31, down from 5.25% a year earlier, and the yield of the Conservative Growth Fund slipped to 3.96%, from 4.34%.

     VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND accounts for about 5% of the assets of the Conservative Growth Fund, about 10% of the assets of the Moderate Growth Fund, and about 15% of the assets of the Growth Fund. During the fiscal year, the Total International Stock Index Fund returned -11.8%.

================================================================================
TOTAL RETURNS                                                  FISCAL YEAR ENDED
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
                              VANGUARD           MUTUAL FUND         VANGUARD
LIFESTRATEGY FUND                 FUND              AVERAGE*        ADVANTAGE
--------------------------------------------------------------------------------
Income                            -0.8%                 -1.2%             0.4%
Conservative Growth               -4.1                  -4.6              0.5
Moderate Growth                   -7.3                  -7.7              0.4
Growth                           -10.9                 -11.0              0.1
================================================================================
*Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc.

     As noted earlier, our funds' returns were lower than those of their composite indexes. These shortfalls are explained, for the most part, by the performance of two funds: VANGUARD(R) ASSET ALLOCATION FUND, which accounts for a quarter of each LifeStrategy Fund's assets, and Total Bond Market Index Fund, which makes up 50% of our Income Fund, 30% of the Conservative Growth and Moderate Growth Funds, and 10% of our Growth Fund.

     Vanguard Total Bond Market Index Fund fell short of its target index by an unusually wide margin of 1.9 percentage points. The shortfall stemmed from steep declines in some of its corporate bond holdings, especially in the energy and telecommunications sectors, where the fund had heavier weightings than the index.

     The Asset Allocation Fund's investment adviser divides the fund's investments among stocks, bonds, and short-term reserves based on an analysis of the relative attractiveness of the asset classes. During the fiscal year, the adviser steadily ratcheted up the fund's stake in stocks and, by mid-July, had invested 100% of Asset Allocation's assets in equities--the first all-stock commitment in the fund's 14-year history. This move, which reflects the adviser's belief that stocks will outperform bonds in the future, hurt the Asset Allocation Fund's performance because stocks continued to struggle through the summer and into the fall.

     The Asset Allocation Fund's heavy weighting in stocks translated into a higher stock weighting for each of the LifeStrategy Funds and, thus, a lower return relative to the index benchmark for each.

     VANGUARD(R) SHORT-TERM CORPORATE FUND, which accounts for one-fifth of the assets of the Income and Conservative Growth Funds, returned 2.8% in the period.

     The table on page 4 shows that our funds held up better than the comparable mutual fund averages. In large part, this margin was the result of the low costs of the underlying funds. Because the mutual fund averages are made up of similar but higher-cost mutual funds--weighted in proportion with the target asset-class weightings of the LifeStrategy Funds--our offerings have an advantage year after year, and especially over the long run.

DURING THEIR LIFETIMES, THE LIFESTRATEGY FUNDS HAVE PERFORMED WELL
Although it can be instructive to examine a fund's performance over short periods--six months or a year--the true measure of a mutual fund is its longer-term record. On this score, the LifeStrategy Funds have done quite well. As shown in the table below, over their eight-year life spans, all of the LifeStrategy Funds outpaced their peer groups' averages, and three of the four earned returns that topped those of their index benchmarks. (The Moderate Growth Fund's return matched that of its index standard.) Beating or even matching the index is a notable feat, given that the composite index is not burdened with the costs that all mutual funds bear.

================================================================================
TOTAL RETURNS                                             SEPTEMBER 30, 1994, TO
                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                            AVERAGE              FINAL VALUE OF
                                             ANNUAL                   A $10,000
                                             RETURN          INITIAL INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Income Fund                        8.6%                    $19,552
Income Composite Average                        6.2                      16,310
Income Composite Index                          8.1                      18,715
--------------------------------------------------------------------------------
LifeStrategy Conservative Growth Fund           8.5%                    $19,313
Conservative Growth Composite Average           6.3                      16,433
Conservative Growth Composite Index             7.9                      18,527
--------------------------------------------------------------------------------
LifeStrategy Moderate Growth Fund               8.4%                    $19,228
Moderate Growth Composite Average               6.6                      16,814
Moderate Growth Composite Index                 8.4                      19,188
--------------------------------------------------------------------------------
LifeStrategy Growth Fund                        8.1%                    $18,704
Growth Composite Average                        6.5                      16,665
Growth Composite Index                          8.0                      18,675
================================================================================

     For shareholders, our superiority over the past eight years added up to significant sums. For example, a hypothetical investment of $10,000 made on the day that the LifeStrategy Income Fund was launched would have grown to more than $19,500 on October 31--an advantage of more than $3,000 over the composite peer-fund average.

FOCUS ON THE PLAN, NOT ON PERFORMANCE
For almost three years, the declining stock market has been a source of investor anxiety. The most counterproductive approach to these worries would be to panic and abandon stocks. Investing is a long-term undertaking, and building the wealth necessary to meet significant long-term goals takes time and the ability to withstand the stock market's downs in order to profit from its ups. It seems like a while since investors have enjoyed the ups, but stocks will enjoy better days. Unfortunately, it's impossible to say when.

     A wise approach to this uncertainty is to develop and stick with a sensible long-term investment plan, which includes a mix of stock, bond, and money market funds in proportions suited to your goals and circumstances. Vanguard
LifeStrategy Funds can go a long way toward making sure that you have a diversified plan--and that you remain diversified regardless of the performance of the various asset classes. By keeping the focus on your plan and goals and ignoring the financial markets' daily moves, you enhance your prospects of success.

     We thank you for entrusting your assets to us and for your patience in the past year.


SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

November 11, 2002


=================================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE                            OCTOBER 31, 2001-OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------
                                                           DISTRIBUTIONS PER SHARE
-------------------------------------------------------------------------------------------------
                           STARTING             ENDING          INCOME     CAPITAL           SEC
LIFESTRATEGY FUND       SHARE PRICE        SHARE PRICE       DIVIDENDS       GAINS         YIELD*
-------------------------------------------------------------------------------------------------
Income                     $12.97             $12.28           $0.59         $0.00         4.84%
Conservative Growth         13.88              12.81            0.52          0.00          3.96
Moderate Growth             15.52              13.96            0.47          0.00          3.15
Growth                      16.56              14.45            0.35          0.00          2.32
=================================================================================================
*30-day advertised yield net of expenses at month-end.

FUND PROFILES                                             AS OF OCTOBER 31, 2002
These Profiles provide snapshots of each fund's characteristics, along with their allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 11.

LIFESTRATEGY INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
  Yield                                4.8%
  Expense Ratio                          0%
  Average Weighted Expense Ratio*     0.27%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                    FUND         BROAD
                               INDEX**
--------------------------------------------------------------------------------
R-Squared           0.04          1.00
Beta                0.25          1.00
--------------------------------------------------------------------------------

================================================================================
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Bond Market Index Fund                  50.1%
Vanguard Asset Allocation Fund                         25.2
Vanguard Short-Term Corporate Fund                     19.8
Vanguard Total Stock Market Index Fund                  4.9
--------------------------------------------------------------------------------
Total                                                 100.0%
================================================================================


--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE      - BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
  CREDIT QUALITY   - TREASURY/AGENCY
  AVERAGE MATURITY - MEDIUM
--------------------------------------------------------------------------------

================================================================================
FUND ASSET ALLOCATION
  STOCKS                     30
  BONDS                      50
  SHORT TERM INVESTMENTS     20
--------------------------------------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

 *For underlying funds; annualized.
**Lehman Aggregate Bond Index.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
  Yield                                 4.0%
  Expense Ratio                           0%
  Average Weighted Expense Ratio*      0.27%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                    FUND         BROAD
                               INDEX**
--------------------------------------------------------------------------------
R-Squared           0.93          1.00
Beta                0.38          1.00
--------------------------------------------------------------------------------

================================================================================
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Bond Market Index Fund               29.9%
Vanguard Asset Allocation Fund                      25.3
Vanguard Total Stock Market Index Fund              20.4
Vanguard Short-Term Corporate Fund                  19.6
Vanguard Total International Stock Index Fund        4.8
--------------------------------------------------------------------------------
Total                                              100.0%
================================================================================

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE      - BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
  CREDIT QUALITY   - TREASURY/AGENCY
  AVERAGE MATURITY - MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
  STOCKS                     50
  BONDS                      30
  SHORT TERM INVESTMENTS     20
--------------------------------------------------------------------------------

 *For underlying funds; annualized.
**Wilshire 5000 Index.

LIFESTRATEGY MODERATE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
 Yield                                   3.2%
 Expense Ratio                             0%
 Average Weighted Expense Ratio*        0.28%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                    FUND         BROAD
                               INDEX**
--------------------------------------------------------------------------------
R-Squared           0.97          1.00
Beta                0.58          1.00
--------------------------------------------------------------------------------

================================================================================
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Stock Market Index Fund             35.2%
Vanguard Total Bond Market Index Fund              29.7
Vanguard Asset Allocation Fund                     25.3
Vanguard Total International Stock Index Fund       9.8
--------------------------------------------------------------------------------
Total                                             100.0%
================================================================================

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE      - BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
  CREDIT QUALITY   - TREASURY/AGENCY
  AVERAGE MATURITY - MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
  STOCKS                     70
  BONDS                      30
--------------------------------------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

 *For underlying funds; annualized.
**Wilshire 5000 Index.

LIFESTRATEGY GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
  Yield                                      2.3%
  Expense Ratio                                0%
  Average Weighted Expense Ratio*           0.28%
--------------------------------------------------------------------------------

================================================================================
VOLATILITY MEASURES
                    FUND         BROAD
                               INDEX**
--------------------------------------------------------------------------------
R-Squared           0.98          1.00
Beta                0.78          1.00
--------------------------------------------------------------------------------

================================================================================
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Stock Market Index Fund               50.3%
Vanguard Asset Allocation Fund                       25.1
Vanguard Total International Stock Index Fund        14.9
Vanguard Total Bond Market Index Fund                 9.7
--------------------------------------------------------------------------------
Total                                               100.0%
================================================================================

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE      - BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
  CREDIT QUALITY   - TREASURY/AGENCY
  AVERAGE MATURITY - MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
  STOCKS                     90
  BONDS                      10
--------------------------------------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

 *For underlying funds; annualized.
**Wilshire 5000 Index.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                     AS OF OCTOBER 31, 2002
All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

LIFESTRATEGY INCOME FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2002

INITIAL INVESTMENT OF $10,000

--------------------------------------------------------------------------------------------
            LIFESTRATEGY INCOME   INCOME COMPOSITE     INCOME COMPOSITE     LEHMAN AGGREGATE
                 FUND               AVERAGE               INDEX                 BOND INDEX
--------------------------------------------------------------------------------------------
9/30/1994       10000                10000              10000                    10000
   199410       10000                10025              10036                     9991
   199501       10223                10086              10206                    10238
   199504       10792                10524              10697                    10691
   199507       11458                11028              11245                    11162
   199510       11894                11287              11599                    11555
   199601       12484                11690              12083                    11973
   199604       12290                11750              12024                    11615
   199607       12377                11742              12072                    11780
   199610       13049                12238              12625                    12231
   199701       13461                12591              13015                    12364
   199704       13578                12568              13091                    12438
   199707       14630                13452              14033                    13048
   199710       14807                13626              14208                    13318
   199801       15373                13920              14644                    13689
   199804       15911                14391              15150                    13795
   199807       16207                14416              15330                    14074
   199810       16608                14352              15628                    14562
   199901       17396                15013              16332                    14795
   199904       17437                15161              16442                    14660
   199907       17203                15142              16311                    14425
   199910       17484                15251              16587                    14639
   200001       17538                15593              16771                    14521
   200004       18003                15953              17140                    14845
   200007       18413                16189              17452                    15286
   200010       18798                16399              17807                    15708
   200101       19437                16764              18254                    16528
   200104       19207                16554              18108                    16683
   200107       19670                16702              18411                    17226
   200110       19709                16515              18464                    17995
   200201       19892                16777              18654                    17778
   200204       19846                16847              18714                    17991
   200207       19343                16231              18451                    18523
   200210       19552                16310              18714                    19055
============================================================================================

AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED OCTOBER 31, 2002          FINAL VALUE
                                ONE          FIVE          SINCE    OF A $10,000
                               YEAR         YEARS      INCEPTION      INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Income Fund       -0.79%       5.72%         8.65%          $19,552
Income Composite Average*      -1.24        3.66          6.24            16,310
Income Composite Index**        1.35        5.67          8.06            18,715
Lehman Aggregate Bond Index     5.89        7.43          8.30            19,053
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                  LIFESTRATEGY INCOME FUND            INCOME COMPOSITE INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1994             0.0%        0.0%       0.0%                0.4%
1995            13.9         5.0       18.9                15.6
1996             4.2         5.5        9.7                 8.9
1997             7.6         5.9       13.5                12.5
1998             6.8         5.4       12.2                10.0
--------------------------------------------------------------------------------
                  LIFESTRATEGY INCOME FUND            INCOME COMPOSITE INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1999             0.1%        5.2%       5.3%                6.1%
2000             1.7         5.8        7.5                 7.4
2001            -0.7         5.5        4.8                 3.7
2002            -5.3         4.5       -0.8                 1.3
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                              ONE   FIVE      SINCE INCEPTION
                         INCEPTION DATE      YEAR   YEARS  CAPITAL INCOME  TOTAL
--------------------------------------------------------------------------------
LifeStrategy Income Fund    9/30/1994       -0.99%  5.42%   3.11%   5.34%  8.45%
--------------------------------------------------------------------------------
*A composite fund average weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.
**60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.
Note: See Financial Highlights table on page 27 for dividend and capital gains information.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2002

INITIAL INVESTMENT OF $10,000

-----------------------------------------------------------------------------------------------------------------------------
            LIFESTRATEGY CONSERVATIVE   CONSERVATIVE GROWTH     CONSERVATIVE COMPOSITE     LEHMAN AGGREGATE     WILSHIRE 5000
               GROWTH  FUND               COMPOSITE AVERAGE            COMPOSITE INDEX           BOND INDEX          INDEX
-----------------------------------------------------------------------------------------------------------------------------
9/30/1994         10000                      10000                         10000                  10000              10000
   199410         10060                      10057                         10078                   9991              10163
   199501         10182                      10006                         10156                  10238              10138
   199504         10831                      10525                         10747                  10691              11088
   199507         11566                      11171                         11398                  11162              12316
   199510         11948                      11388                         11715                  11555              12781
   199601         12649                      11870                         12316                  11973              13903
   199604         12671                      12146                         12461                  11615              14654
   199607         12626                      11995                         12383                  11780              14125
   199610         13400                      12608                         13056                  12231              15568
   199701         14019                      13129                         13640                  12364              17291
   199704         14133                      13032                         13715                  12438              17239
   199707         15611                      14327                         15082                  13048              20793
   199710         15599                      14399                         15101                  13318              20486
   199801         16260                      14698                         15645                  13689              21665
   199804         17231                      15555                         16567                  13795              24695
   199807         17436                      15429                         16673                  14074              24335
   199810         17634                      15125                         16768                  14562              23516
   199901         18920                      16176                         17973                  14795              27574
   199904         19201                      16463                         18310                  14660              28923
   199907         19025                      16588                         18229                  14425              28800
   199910         19402                      16748                         18605                  14639              29553
   200001         19748                      17494                         19083                  14521              31498
   200004         20286                      18033                         19507                  14845              32339
   200007         20557                      18205                         19682                  15286              31922
   200010         20816                      18391                         19916                  15708              31949
   200101         21142                      18548                         20064                  16528              30390
   200104         20547                      18013                         19538                  16683              27769
   200107         20719                      17934                         19576                  17226              27120
   200110         20139                      17217                         18992                  17995              23780
   200201         20617                      17729                         19457                  17778              25737
   200204         20513                      17776                         19460                  17991              25027
   200207         19337                      16537                         18486                  18523              21137
   200210         19313                      16433                         18527                  19055              20593
=============================================================================================================================

AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED OCTOBER 31, 2002          FINAL VALUE
                                         ONE      FIVE      SINCE   OF A $10,000
                                        YEAR     YEARS  INCEPTION     INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Conservative Growth Fund   -4.11%   4.36%     8.48%         $19,313
Conservative Growth Composite Average*  -4.56    2.68      6.34           16,433
Conservative Growth Composite Index**   -2.45    4.18      7.93           18,527
Lehman Aggregate Bond Index              5.89    7.43      8.30           19,053
Wilshire 5000 Index                    -13.40    0.10      9.35           20,593
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                   LIFESTRATEGY CONSERVATIVE              CONSERVATIVE GROWTH
                          GROWTH FUND                       COMPOSITE INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1994               0.6%        0.0%      0.6%                 0.8%
1995              14.4         4.4      18.8                 16.2
1996               7.2         4.9      12.1                 11.4
1997              11.5         4.9      16.4                 15.7
1998               8.5         4.5      13.0                 11.0
--------------------------------------------------------------------------------
                   LIFESTRATEGY CONSERVATIVE              CONSERVATIVE GROWTH
                          GROWTH FUND                       COMPOSITE INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1999               5.5%        4.5%     10.0%                11.0%
2000               2.5         4.8       7.3                  7.0
2001              -7.6         4.3      -3.3                 -4.6
2002              -7.7         3.6      -4.1                 -2.5
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                             ONE     FIVE       SINCE INCEPTION
                             INCEPTION DATE  YEAR   YEARS   CAPITAL INCOME TOTAL
--------------------------------------------------------------------------------
LifeStrategy Conservative
 Growth Fund                   9/30/1994    -5.58%  3.50%   3.61%   4.47%  8.08%
--------------------------------------------------------------------------------
*A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.
**40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information.

LIFESTRATEGY MODERATE GROWTH FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2002

INITIAL INVESTMENT OF $10,000

---------------------------------------------------------------------------------------------------------
          LIFESTRATEGY MODERATE          MODERATE GROWTH           MODERATE GROWTH          WILSHIRE 5000
              GROWTH FUND              COMPOSITE AVERAGE           COMPOSITE INDEX                 INDEX
---------------------------------------------------------------------------------------------------------
9/30/1994         10000                     10000                        10000                   10000
   199410         10040                     10079                        10111                   10163
   199501         10081                      9918                        10117                   10138
   199504         10857                     10568                        10871                   11088
   199507         11736                     11410                        11698                   12316
   199510         12103                     11621                        12030                   12781
   199601         12946                     12238                        12818                   13903
   199604         13114                     12668                        13075                   14654
   199607         12942                     12362                        12862                   14125
   199610         13868                     13161                        13736                   15568
   199701         14684                     13877                        14534                   17291
   199704         14783                     13679                        14590                   17239
   199707         16803                     15538                        16566                   20793
   199710         16591                     15505                        16424                   20486
   199801         17382                     15852                        17153                   21665
   199804         18841                     17161                        18571                   24695
   199807         18956                     16863                        18613                   24335
   199810         18968                     16233                        18525                   23516
   199901         20850                     17784                        20378                   27574
   199904         21347                     18202                        20922                   28923
   199907         21168                     18407                        20785                   28800
   199910         21671                     18605                        21298                   29553
   200001         22300                     19794                        22061                   31498
   200004         22974                     20547                        22589                   32339
   200007         23101                     20654                        22648                   31922
   200010         23230                     20782                        22776                   31949
   200101         23255                     20781                        22702                   30390
   200104         22104                     19790                        21671                   27769
   200107         21998                     19491                        21491                   27120
   200110         20742                     18210                        20302                   23780
   200201         21486                     18976                        21014                   25737
   200204         21350                     19027                        20985                   25027
   200207         19434                     17069                        19295                   21137
   200210         19228                     16814                        19187                   20593
=========================================================================================================

AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED OCTOBER 31, 2002          FINAL VALUE
                                        ONE       FIVE     SINCE    OF A $10,000
                                       YEAR      YEARS   INCEPTION    INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Moderate Growth Fund     -7.30%     2.99%      8.42%        $19,228
Moderate Growth Composite Average*    -7.67      1.63       6.64          16,814
Moderate Growth Composite Index**     -5.49      3.16       8.39          19,188
Lehman Aggregate Bond Index            5.89      7.43       8.30          19,053
Wilshire 5000 Index                  -13.40      0.10       9.35          20,593
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                  LIFESTRATEGY MODERATE                 MODERATE GROWTH
                      GROWTH FUND                       COMPOSITE INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1994               0.4%        0.0%      0.4%                 1.1%
1995              17.5         3.1      20.6                 19.0
1996              10.9         3.7      14.6                 14.2
1997              15.7         3.9      19.6                 19.6
1998              10.8         3.5      14.3                 12.8
--------------------------------------------------------------------------------
                 LIFESTRATEGY MODERATE                 MODERATE GROWTH
                      GROWTH FUND                       COMPOSITE INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1999              10.7%        3.6%     14.3%                15.0%
2000               3.8         3.4       7.2                  6.9
2001             -13.7         3.0     -10.7                -10.9
2002             -10.1         2.8      -7.3                 -5.5
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                              ONE    FIVE      SINCE INCEPTION
                           INCEPTION DATE     YEAR   YEARS  CAPITAL INCOME TOTAL
--------------------------------------------------------------------------------
LifeStrategy Moderate
  Growth Fund               9/30/1994       -9.81%   1.58%   4.47%  3.34%  7.81%
--------------------------------------------------------------------------------
*A composite fund average weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.
**50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information.

LIFESTRATEGY GROWTH FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2002

INITIAL INVESTMENT OF $10,000

--------------------------------------------------------------------------------
           LIFESTRATEGY        GROWTH COMPOSITE    GROWTH COMPOSITE     WILSHIRE
            GROWTH FUND            AVERAGE             INDEX          5000 INDEX
--------------------------------------------------------------------------------
9/30/1994         10000              10000             10000              10000
   199410         10168              10111             10154              10163
   199501         10121               9838             10066              10138
   199504         10976              10567             10919              11088
   199507         11925              11553             11852              12316
   199510         12230              11719             12143              12781
   199601         13182              12419             13057              13903
   199604         13590              13085             13541              14654
   199607         13273              12614             13180              14125
   199610         14316              13541             14188              15568
   199701         15369              14451             15211              17291
   199704         15456              14163             15263              17239
   199707         18001              16515             17769              20793
   199710         17540              16342             17412              20486
   199801         18456              16695             18278              21665
   199804         20467              18492             20246              24695
   199807         20455              17989             20179              24335
   199810         20134              17003             19755              23516
   199901         22671              19037             22277              27574
   199904         23506              19630             23139              28923
   199907         23391              20022             23064              28800
   199910         24032              20284             23712              29553
   200001         25088              22026             24897              31498
   200004         25843              23025             25489              32339
   200007         25756              23020             25318              31922
   200010         25670              23089             25240              31949
   200101         25238              22761             24702              30390
   200104         23516              21281             23106              27769
   200107         23024              20680             22579              27120
   200110         20996              18734             20608              23780
   200201         22069              19779             21619              25737
   200204         21850              19795             21512              25027
   200207         19183              17127             19035              21137
   200210         18704              16665             18675              20593
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED OCTOBER 31, 2002          FINAL VALUE
                                  ONE       FIVE        SINCE       OF A $10,000
                                 YEAR      YEARS     INCEPTION        INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Growth Fund      -10.91%       1.29%         8.05%         $18,704
Growth Composite Average*     -11.04        0.39          6.52           16,665
Growth Composite Index**       -9.38        1.41          8.03           18,675
Wilshire 5000 Index           -13.40        0.10          9.35           20,593
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2002
--------------------------------------------------------------------------------
                      LIFESTRATEGY GROWTH               GROWTH COMPOSITE
                           FUND                                  INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1994             1.7%        0.0%      1.7%                1.5%
1995            17.5         2.8      20.3                19.6
1996            14.2         2.9      17.1                16.8
1997            19.5         3.0      22.5                22.7
1998            12.2         2.6      14.8                13.5
--------------------------------------------------------------------------------
                      LIFESTRATEGY GROWTH               GROWTH COMPOSITE
                           FUND                                  INDEX**
FISCAL         CAPITAL      INCOME     TOTAL                TOTAL
YEAR            RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1999            16.6%        2.8%     19.4%               20.0%
2000             4.3         2.5       6.8                 6.4
2001           -20.1         1.9     -18.2               -18.4
2002           -12.7         1.8     -10.9                -9.4
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                               ONE    FIVE      SINCE INCEPTION
                           INCEPTION DATE     YEAR   YEARS  CAPITAL INCOME TOTAL
--------------------------------------------------------------------------------
LifeStrategy Growth Fund       9/30/1994    -14.36% -0.62%   4.79%   2.47% 7.26%
--------------------------------------------------------------------------------
*A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.
**65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS
This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS                      PERIODS ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                            ONE         FIVE            SINCE
                                           YEAR        YEARS        INCEPTION*
--------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND
Returns Before Taxes                      -0.79%        5.72%            8.65%
Returns After Taxes on Distributions      -2.57         3.40             6.29
Returns After Taxes on Distributions
 and Sale of Fund Shares                  -0.49         3.48             5.92
--------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND
Returns Before Taxes                      -4.11%        4.36%            8.48%
Returns After Taxes on Distributions      -5.51         2.36             6.42
Returns After Taxes on Distributions
 and Sale of Fund Shares                  -2.49         2.60             6.00
--------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND
Returns Before Taxes                      -7.30%        2.99%            8.42%
Returns After Taxes on Distributions      -8.37         1.43             6.80
Returns After Taxes on Distributions
 and Sale of Fund Shares                  -4.42         1.75             6.24
--------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND
Returns Before Taxes                     -10.91%        1.29%            8.05%
Returns After Taxes on Distributions     -11.63         0.10             6.76
Returns After Taxes on Distributions
 and Sale of Fund Shares                  -6.64         0.60             6.13
================================================================================
*September 30, 1994.

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2002

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY INCOME FUND                                 SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------
STOCK FUND (4.9%)
Vanguard Total Stock Market Index
 Fund Investor Shares                                 2,427,458     $    48,865
                                                               -----------------
BALANCED FUND (25.1%)
Vanguard Asset Allocation
 Fund Investor Shares                                13,891,912         251,582
                                                               -----------------
BOND FUND (50.0%)
Vanguard Total Bond Market Index
 Fund Investor Shares                                48,790,359         500,101
                                                               -----------------
SHORT-TERM BOND FUND (19.7%)
Vanguard Short-Term Corporate
 Fund Investor Shares                                18,470,075         197,630
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $1,026,530)                                                      998,178
--------------------------------------------------------------------------------

                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account
1.92%, 11/1/2002
(Cost $2,763)                                            $2,763           2,763
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $1,029,293)                                                    1,000,941
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY INCOME FUND                                                  (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                        $     5,929
Liabilities                                                              (5,960)
                                                               -----------------
                                                                            (31)
                                                               -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 81,509,001 outstanding
$.001 par value shares of
beneficial interest
(unlimited authorization)                                            $1,000,910
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $12.28
================================================================================
*See Note A in Notes to Financial Statements.


================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                         AMOUNT             PER
                                                          (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $1,025,956          $12.59
Undistributed Net Investment Income                       4,135             .05
Accumulated Net Realized Losses--Note D                    (829)           (.01)
Unrealized Depreciation--Note D                         (28,352)           (.35)
--------------------------------------------------------------------------------
NET ASSETS                                           $1,000,910          $12.28
================================================================================

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY CONSERVATIVE GROWTH FUND                    SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (25.1%)
Vanguard Total Stock Market Index
Fund Investor Shares                                 21,546,876     $   433,739
Vanguard Total International
 Stock Index Fund                                    13,016,696         101,400
                                                               -----------------
                                                                        535,139
                                                               -----------------
BALANCED FUND (25.3%)
Vanguard Asset Allocation Fund
 Investor Shares                                     29,735,181         538,504
                                                               -----------------
BOND FUND (29.8%)
Vanguard Total Bond Market Index Fund
 Investor Shares                                     62,090,098         636,424
                                                               -----------------
SHORT-TERM BOND FUND (19.6%)
Vanguard Short-Term Corporate Fund
 Investor Shares                                     39,020,025         417,514
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $2,232,614)                                                    2,127,581
--------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account
1.92%, 11/1/2002
(Cost $3,039)                                            $3,039           3,039
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
(Cost $2,235,653)                                                     2,130,620
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                              8,645
Liabilities                                                              (6,667)
                                                               -----------------
                                                                          1,978
                                                               -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 166,469,367
outstanding $.001 par value shares
of beneficial interest
(unlimited authorization)                                            $2,132,598
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $12.81
================================================================================
*See Note A in Notes to Financial Statements.


================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                         AMOUNT             PER
                                                          (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $2,239,145          $13.45
Undistributed Net Investment Income                       7,093             .04
Accumulated Net Realized Losses--Note D                  (8,607)           (.05)
Unrealized Depreciation--Note D                        (105,033)           (.63)
--------------------------------------------------------------------------------
NET ASSETS                                           $2,132,598          $12.81
================================================================================

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY MODERATE GROWTH FUND                        SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (45.0%)
Vanguard Total Stock Market Index
 Fund Investor Shares                                68,160,897     $ 1,372,079
Vanguard Total International Stock
 Index Fund                                          48,986,418         381,604
                                                               -----------------
                                                                      1,753,683
                                                               -----------------
BALANCED FUND (25.2%)
Vanguard Asset Allocation Fund
 Investor Shares                                     54,252,082         982,506
                                                               -----------------
BOND FUND (29.6%)
Vanguard Total Bond Market Index Fund
 Investor Shares                                    112,622,245       1,154,378
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $4,319,133)                                                  $ 3,890,567
--------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account
1.92%, 11/1/2002
(Cost $2,724)                                            $2,724           2,724
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
 (Cost $4,321,857)                                                    3,893,291
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                             11,720
Liabilities                                                              (8,474)
                                                               -----------------
                                                                          3,246
                                                               -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 279,220,977 outstanding
$.001 par value shares of
beneficial interest
(unlimited authorization)                                            $3,896,537
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $13.96
================================================================================
*See Note A in Notes to Financial Statements.


================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                         AMOUNT             PER
                                                          (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $4,315,869          $15.46
Undistributed Net Investment Income                      31,460             .11
Accumulated Net Realized Losses--Note D                 (22,226)           (.08)
Unrealized Depreciation--Note D                        (428,566)          (1.53)
--------------------------------------------------------------------------------
NET ASSETS                                           $3,896,537          $13.96
================================================================================

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY GROWTH FUND                                 SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (65.1%)
Vanguard Total Stock Market Index Fund
 Investor Shares                                     80,077,619     $ 1,611,962
Vanguard Total International Stock
 Index Fund                                          61,121,348         476,135
                                                               -----------------
                                                                      2,088,097
                                                               -----------------
BALANCED FUND (25.1%)
Vanguard Asset Allocation Fund
 Investor Shares                                     44,431,448         804,654
                                                               -----------------
BOND FUND (9.6%)
Vanguard Total Bond Market Index Fund
 Investor Shares                                     30,250,593         310,069
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $3,798,335)                                                    3,202,820
--------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
 in a Pooled Cash Account
1.92%, 11/1/2002
(Cost $1,938)                                            $1,938           1,938
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
 (Cost $3,800,273)                                                    3,204,758
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                              8,286
Liabilities                                                              (4,168)
                                                               -----------------
                                                                          4,118
                                                               -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 222,081,437 outstanding
$.001 par value shares of
beneficial interest
(unlimited authorization)                                            $3,208,876
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $14.45
================================================================================
*See Note A in Notes to Financial Statements.

================================================================================
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:

                                                         AMOUNT             PER
                                                          (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $3,819,605          $17.20
Undistributed Net Investment Income                      13,563             .06
Accumulated Net Realized Losses--Note D                 (28,777)           (.13)
Unrealized Depreciation--Note D                        (595,515)          (2.68)
--------------------------------------------------------------------------------
NET ASSETS                                           $3,208,876          $14.45
================================================================================

STATEMENT OF OPERATIONS
This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

=========================================================================================================================
                                          LIFESTRATEGY           LIFESTRATEGY         LIFESTRATEGY
                                                INCOME           CONSERVATIVE             MODERATE           LIFESTRATEGY
                                                  FUND            GROWTH FUND          GROWTH FUND            GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------
                                                 (000)                  (000)                (000)                  (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Income Distributions Received                 $ 41,623               $ 79,597            $ 123,849              $ 75,053
Interest                                            47                     87                   66                    69
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                   41,670                 79,684              123,915                75,122
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received*              476                    687                1,441                   412
 Investment Securities Sold                       (433)                (2,098)              (9,562)              (25,616)
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                            43                 (1,411)              (8,121)              (25,204)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT SECURITIES       (50,554)              (175,750)            (433,639)             (450,277)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    $ (8,841)             $ (97,477)           $(317,845)            $(400,359)
=========================================================================================================================

*Includes short-term gain distributions of $87,000, $125,000, $262,000, and $75,000, respectively, that are treated as ordinary income for tax purposes.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

=============================================================================================================
LIFESTRATEGY INCOME FUND
-------------------------------------------------------------------------------------------------------------
                                                     YEAR                                                YEAR
                                                    ENDED                  JAN. 1 TO                    ENDED
                                            OCT. 31, 2002             OCT. 31, 2001*            DEC. 31, 2000
                                                    (000)                      (000)                    (000)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                           $ 41,670                   $ 28,851                $ 32,632
 Realized Net Gain (Loss)                              43                       (314)                    445
 Change in Unrealized Appreciation (Depreciation) (50,554)                    (3,417)                  9,902
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                       (8,841)                    25,120                  42,979
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                            (41,593)                   (24,900)                (32,477)
 Realized Capital Gain**                               --                     (1,052)                 (3,248)
-------------------------------------------------------------------------------------------------------------
  Total Distributions                             (41,593)                   (25,952)                (35,725)
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions1
 Issued                                           455,861                    269,813                 200,923
 Issued in Lieu of Cash Distributions              37,822                     23,333                  31,446
 Redeemed                                        (232,651)                  (133,851)               (163,152)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                     261,032                    159,295                  69,217
-------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                         210,598                    158,463                  76,471
-------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                              790,312                    631,849                 555,378
-------------------------------------------------------------------------------------------------------------
 End of Period                                 $1,000,910                   $790,312                $631,849
-------------------------------------------------------------------------------------------------------------
1Shares Issued (Redeemed)
 Issued                                            36,094                     20,835                  15,465
 Issued in Lieu of Cash Distributions               3,019                      1,837                   2,429
 Redeemed                                         (18,520)                   (10,336)                (12,634)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares Outstanding    20,593                     12,336                   5,260
=============================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $0, $263,000, and $203,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

=============================================================================================================
LIFESTRATEGY CONSERVATIVE GROWTH FUND
-------------------------------------------------------------------------------------------------------------
                                                      YEAR                                               YEAR
                                                     ENDED                 JAN. 1 TO                    ENDED
                                             OCT. 31, 2002            OCT. 31, 2001*            DEC. 31, 2000
                                                     (000)                     (000)                    (000)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                            $ 79,684                  $ 60,397                $ 83,125
 Realized Net Gain (Loss)                           (1,411)                   (7,510)                 13,050
 Change in Unrealized Appreciation (Depreciation) (175,750)                 (101,649)                (41,974)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                      (97,477)                   (48,762)                 54,201
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                            (79,852)                   (53,116)                (82,893)
 Realized Capital Gain**                               --                     (5,276)                (18,906)
-------------------------------------------------------------------------------------------------------------
  Total Distributions                             (79,852)                   (58,392)               (101,799)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                           712,905                    545,261                 540,522
 Issued in Lieu of Cash Distributions              76,351                     55,575                  95,018
 Redeemed                                        (433,521)                  (436,712)               (438,467)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                     355,735                    164,124                 197,073
-------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                         178,406                     56,970                 149,475
-------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                            1,954,192                  1,897,222               1,747,747
-------------------------------------------------------------------------------------------------------------
 End of Period                                 $2,132,598                 $1,954,192              $1,897,222
-------------------------------------------------------------------------------------------------------------
1Shares Issued (Redeemed)
 Issued                                            52,238                     38,346                  35,940
 Issued in Lieu of Cash Distributions               5,667                      4,025                   6,333
 Redeemed                                         (32,234)                   (30,574)                (29,028)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding      25,671                     11,797                  13,245
=============================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $0, $0, and $4,859,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

=============================================================================================================
LIFESTRATEGY MODERATE GROWTH FUND
-------------------------------------------------------------------------------------------------------------
                                                      YEAR                                               YEAR
                                                     ENDED                 JAN. 1 TO                    ENDED
                                             OCT. 31, 2002            OCT. 31, 2001*            DEC. 31, 2000
                                                     (000)                     (000)                    (000)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                           $ 123,915                  $ 90,163               $ 131,212
 Realized Net Gain (Loss)                           (8,121)                  (10,688)                 17,741
 Change in Unrealized Appreciation (Depreciation) (433,639)                 (412,559)               (183,697)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                      (317,845)                 (333,084)                (34,744)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                            (126,354)                  (56,118)               (131,009)
 Realized Capital Gain**                                --                   (13,707)                (27,713)
-------------------------------------------------------------------------------------------------------------
  Total Distributions                             (126,354)                  (69,825)               (158,722)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                          1,000,487                 1,569,840               1,447,861
 Issued in Lieu of Cash Distributions              124,658                    67,463                 150,302
 Redeemed                                         (861,256)               (1,068,124)               (934,837)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                      263,889                   569,179                 663,326
-------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                         (180,310)                  166,270                 469,860
-------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                              4,076,847                 3,910,577               3,440,717
-------------------------------------------------------------------------------------------------------------
End of Period                                   $3,896,537                $4,076,847              $3,910,577
-------------------------------------------------------------------------------------------------------------
1Shares Issued (Redeemed)
 Issued                                             65,858                    98,085                  80,588
 Issued in Lieu of Cash Distributions                8,064                     4,128                   8,493
 Redeemed                                          (57,402)                  (66,260)                (51,629)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding       16,520                    35,953                  37,452
=============================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $0, $2,285,000, and $4,182,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

=============================================================================================================
LIFESTRATEGY GROWTH FUND
-------------------------------------------------------------------------------------------------------------
                                                      YEAR                                               YEAR
                                                     ENDED                 JAN. 1 TO                    ENDED
                                             OCT. 31, 2002            OCT. 31, 2001*            DEC. 31, 2000
                                                     (000)                     (000)                    (000)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                            $ 75,122                  $ 45,414                $ 87,137
 Realized Net Gain (Loss)                          (25,204)                   (1,708)                 17,484
 Change in Unrealized Appreciation (Depreciation) (450,277)                 (590,736)               (298,870)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                      (400,359)                 (547,030)               (194,249)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                             (75,612)                  (31,075)                (86,749)
 Realized Capital Gain**                                --                   (11,480)                (27,769)
-------------------------------------------------------------------------------------------------------------
  Total Distributions                              (75,612)                  (42,555)               (114,518)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                            763,394                   923,965               1,482,509
 Issued in Lieu of Cash Distributions               74,690                    41,981                 112,850
 Redeemed                                         (664,897)                 (603,096)               (725,228)
-------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                      173,187                   362,850                 870,131
-------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                         (302,784)                 (226,735)                561,364
-------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                             3,511,660                 3,738,395               3,177,031
-------------------------------------------------------------------------------------------------------------
End of Period                                   $3,208,876                $3,511,660              $3,738,395
-------------------------------------------------------------------------------------------------------------
1Shares Issued (Redeemed)
 Issued                                             46,809                    52,500                  71,298
 Issued in Lieu of Cash Distributions                4,449                     2,331                   5,506
 Redeemed                                          (41,252)                  (33,563)                (34,368)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding       10,006                    21,268                  42,436
=============================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $0, $0, and $3,464,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

LIFESTRATEGY INCOME FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $12.97       $13.01    $12.82  $13.22    $12.43  $11.55
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .57          .52       .74     .69       .63     .63
 Capital Gain Distributions Received                    --           --       .04     .14       .20     .15
 Net Realized and Unrealized Gain
  (Loss) on Investments                               (.67)        (.09)      .23    (.47)      .78     .83
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    (.10)         .43      1.01     .36      1.61    1.61
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.59)        (.45)     (.74)   (.69)     (.63)   (.63)
  Distributions from Realized Capital Gains             --         (.02)     (.08)   (.07)     (.19)   (.10)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.59)        (.47)     (.82)   (.76)     (.82)   (.73)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.28       $12.97    $13.01  $12.82    $13.22  $12.43
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -0.79%        3.42%     8.06%   2.82%    13.17%  14.23%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,001         $790      $632    $555      $449    $244
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
  to Average Net Assets                              4.64%      4.87%**     5.84%    5.37%    5.24%   5.54%
 Portfolio Turnover Rate                               10%           4%       17%     11%        3%      6%
===========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $13.88       $14.71    $15.10  $14.71    $13.40  $12.14
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .51          .45       .70     .64       .58     .56
 Capital Gain Distributions Received                    --           --       .06     .18       .20     .18
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (1.06)        (.84)     (.29)    .31      1.32    1.27
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    (.55)        (.39)      .47    1.13      2.10    2.01
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.52)        (.40)    (.70)    (.63)     (.59)   (.56)
 Distributions from Realized Capital Gains              --         (.04)    (.16)    (.11)     (.20)   (.19)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.52)        (.44)    (.86)    (.74)     (.79)   (.75)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $12.81       $13.88    $14.71  $15.10    $14.71  $13.40
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -4.11%       -2.61%     3.12%   7.86%    15.88%  16.81%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $2,133       $1,954    $1,897  $1,748    $1,416    $803
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
   to Average Net Assets                             3.79%      3.78%**     4.73%   4.34%     4.32%   4.61%
 Portfolio Turnover Rate                               12%          14%        9%      5%        3%      1%
===========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.


LIFESTRATEGY MODERATE GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $15.52       $17.25    $18.18  $16.86    $14.81  $12.97
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .45          .35       .64     .55      .510    .490
 Capital Gain Distributions Received                   .01           --       .08     .24      .241    .236
  Net Realized and Unrealized Gain
   (Loss) on Investments                             (1.55)       (1.80)     (.87)   1.21     2.054   1.819
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (1.09)       (1.45)     (.15)   2.00     2.805   2.545
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.47)        (.22)     (.64)   (.55)    (.510)  (.490)
 Distributions from Realized Capital Gains              --         (.06)     (.14)   (.13)    (.245)  (.215)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.47)        (.28)     (.78)   (.68)    (.755)  (.705)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $13.96       $15.52    $17.25  $18.18    $16.86  $14.81
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        -7.30%       -8.48%    -0.88%  12.01%    19.03%  19.77%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $3,897       $4,077    $3,911  $3,441    $2,202  $1,358
 Ratio of Expenses to Average Net Assets--Note B        0%           0%        0%      0%        0%      0%
 Ratio of Net Investment Income
  to Average Net Assets                              2.98%      2.69%**     3.59%   3.47%     3.43%   3.72%
 Portfolio Turnover Rate                               15%          16%       12%      3%        5%      2%
===========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

LIFESTRATEGY GROWTH FUND
===========================================================================================================
                                                YEAR ENDED    JAN. 1 TO
FOR A SHARE OUTSTANDING                           OCT. 31,     OCT. 31,        YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                                2002        2001*      2000    1999      1998    1997
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.56       $19.59    $21.41  $18.79    $16.04  $13.68
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .34          .23       .51     .45      .410     .39
 Capital Gain Distributions Received                    --           --       .10     .29      .264     .28
 Net Realized and Unrealized Gain
  (Loss) on Investments                              (2.10)       (3.04)    (1.75)   2.49     2.751    2.36
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (1.76)       (2.81)    (1.14)   3.23     3.425    3.03
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.35)        (.16)     (.51)   (.45)    (.410)   (.38)
 Distributions from Realized Capital Gains              --         (.06)     (.17)   (.16)    (.265)   (.29)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.35)        (.22)     (.68)   (.61)    (.675)   (.67)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $14.45       $16.56    $19.59  $21.41    $18.79  $16.04
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       -10.91%      -14.43%    -5.44%  17.32%    21.40%  22.26%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $3,209       $3,512    $3,738  $3,177    $1,924  $1,184
Ratio of Expenses to Average Net Assets--Note B         0%           0%        0%      0%        0%      0%
Ratio of Net Investment Income
  to Average Net Assets                              2.12%      1.53%**     2.49%   2.50%     2.53%   2.84%
Portfolio Turnover Rate                                 7%           7%        6%      1%        2%      1%
===========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.


NOTES TO FINANCIAL STATEMENTS
Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     4. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the
                                                                              29
market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the year ended October 31, 2002, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

     C. During the year ended October 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

================================================================================
                                                          (000)
--------------------------------------------------------------------------------
LIFESTRATEGY FUND                             PURCHASES           SALES
--------------------------------------------------------------------------------
Income                                         $352,017        $ 90,912
Conservative Growth                             605,627         251,068
Moderate Growth                                 885,716         629,222
Growth                                          426,457         257,760
================================================================================

D. At October 31, 2002, the funds had available the following capital loss carryforwards to offset future net capital gains:

================================================================================
                                                      CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------------------------------------
                                                             EXPIRATION: FISCAL
                                    AMOUNT                       YEAR(S) ENDING
LIFESTRATEGY FUND                    (000)                          OCTOBER 31,
--------------------------------------------------------------------------------
Income                               $ 743                          2009-2010
Conservative Growth                  9,046                          2009-2010
Moderate Growth                     20,820                          2009-2010
Growth                              27,568                          2009-2010
================================================================================

     At October 31, 2002, net unrealized depreciation of investment securities for financial reporting and federal income tax purposes was:

================================================================================
                                               (000)
--------------------------------------------------------------------------------
                                                                 NET UNREALIZED
                        APPRECIATED          DEPRECIATED           APPRECIATION
LIFESTRATEGY FUND        SECURITIES           SECURITIES          (DEPRECIATION)
--------------------------------------------------------------------------------
Income                      $11,381           $ (39,733)             $ (28,352)
Conservative Growth          18,976            (124,009)              (105,033)
Moderate Growth              45,377            (473,943)              (428,566)
Growth                       14,290            (609,805)              (595,515)
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF VANGUARD LIFESTRATEGY FUNDS:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (separate portfolios of Vanguard LifeStrategy Funds, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

DECEMBER 4, 2002


================================================================================
SPECIAL 2002 TAX INFORMATION
(UNAUDITED) FOR VANGUARD LIFESTRATEGY FUNDS
This information for the fiscal year ended October 31, 2002, is included pursuant to provisions of the Internal Revenue Code.
     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
       LifeStrategy Fund Percentage
         Income                             4.8%
         Conservative Growth               10.8
         Moderate Growth                   20.0
         Growth                            37.1
================================================================================

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

====================================================================================================================================
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE/OFFICER)    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*           Chairman of the Board,          Chairman of the Board, Chief Executive Officer, and
(1954)                     Chief Executive Officer,        Director/Trustee of The Vanguard Group, Inc., and of each of the
May 1987                   and Trustee                     investment companies served by The Vanguard Group.
                           (109)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS           Trustee                         The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                     (109)                           to Greenwich Associates (international business strategy consulting);
January 2001                                               Successor Trustee of Yale University; Overseer of the Stern School of
                                                           Business at New York University; Trustee of the Whitehead Institute
                                                           for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA             Trustee                         Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                     (87)                            Chairman (January-September 1999), and Vice President (prior to
December 2001                                              September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                                           Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council;
                                                           Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Trustee                         Vice President, Chief Information Officer, and Member of the Executive
(1950)                     (109)                           Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                                  Director of the Medical Center at Princeton and Women's Research
                                                           and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL          Trustee                         Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                     (107)                           Director of Vanguard Investment Series plc (Irish investment fund) (since
May 1977                                                   November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                                                           America, BKF Capital (investment management), The Jeffrey Co.
                                                           (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Trustee                         Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                     (109)                           Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                                               Goodrich Corporation (industrial products/aircraft systems and services);
                                                           Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON         Trustee                         Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                     (109)                           (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                                 Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


====================================================================================================================================
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE/OFFICER)    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
June 2001                                                  each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.
F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.
Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.
Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------


Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP[R]
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.


All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
WWW.VANGUARD.COM

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TEXT TELEPHONE
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                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q880 122002